                                                              File Nos. 33-86642
                                                                        811-8874

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                  [ ]

                          Pre-Effective Amendment No.          [ ]

                     Post-Effective Amendment No. 6            [X]



                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940              [X]


                                 Amendment No. 7


                        (Check appropriate box or boxes)

                          VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title and Amount
of Securities
Being Registered
----------------
Flexible Payment
Deferred Annuity
Contracts


It is proposed that this filing will become effective:


         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  on January 29, 1999 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
         [ ]  on _________________ pursuant to paragraph (a) of Rule 485

                          VARIABLE ANNUITY ACCOUNT FOUR


Item Number in Form N-4                               Caption
-----------------------                               -------
1.    Cover Page...................................  Cover Page

2.    Definitions .................................  Glossary

3.    Synopsis.....................................  Profile; Fee Tables;
                                                     Examples

4.    Condensed Financial Information..............  Appendix A - Condensed
                                                     Financial Information

5.    General Description of Registrant,
      Depositor and Portfolio Companies............  Investment Options; Other
                                                     Information

6.    Deductions and Expenses......................  Expenses

7.    General Description of
      Variable Annuity Contracts...................  The Anchor Advisor
                                                     Variable Annuity; Income
                                                     Options

8.    Annuity Period...............................  Income Options

9.    Death Benefit................................  Death Benefit

10.   Purchases and Contract Value ................  Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract

11.   Redemptions .................................  Withdrawals

12.   Taxes .......................................  Taxes

13.   Legal Proceedings ...........................  Other Information

14    Table of Contents of Statement
      of Additional Information....................  Additional Information
                                                     About the Separate Account

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

      Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                               Caption
-----------------------                               ---------
15.      Cover Page ...........................      Cover Page

16.      Table of Contents ....................      Table of Contents

17.      General Information and History.......      The Anchor Advisor
                                                     Variable Annuity(P);
                                                     Investment Options(P);
                                                     Other Information(P)

18.      Services .............................      Other Information(P)

19.      Purchase of Securities Being Offered .      Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract(P)

20.      Underwriters .........................      Distribution of Contracts

21.      Calculation of Performance Data ......      Performance Data

22.      Annuity Payments .....................      Income Options(P);
                                                     Annuity Unit Values;
                                                     Annuity Payments

23.      Financial Statement ..................      Financial Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                      LOGO


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE ANCHOR ADVISOR VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                January 29, 1999


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                     1. THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

The Anchor Advisor Variable Annuity is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Anchor Advisor offers a diverse selection of money managers and investment options. You may divide your money among any or all of our 20 variable portfolios and the one-year fixed account and one-year DCA fixed account options. Your investment is not guaranteed. The value of your Anchor Advisor contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate earned on the fixed account option in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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----------------------------------------------------------------
                               2. INCOME OPTIONS
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----------------------------------------------------------------

You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 years;

   (4) payments for your lifetime, but for not less than 10, or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

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----------------------------------------------------------------
                        3. PURCHASING AN ANCHOR ADVISOR
                           VARIABLE ANNUITY CONTRACT
----------------------------------------------------------------
----------------------------------------------------------------

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial purchase payment is $20,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase.

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                ----------------------------------------------------------------
                             4. INVESTMENT OPTIONS
                ----------------------------------------------------------------
                ----------------------------------------------------------------

You may allocate money to the following variable portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Venture Value Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/   GOLDMAN SACHS ASSET MANAGEMENT
INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the one-year fixed account option or the one-year DCA fixed account option. The interest rate applicable to the account will differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the one-year period.
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                                  5. EXPENSES
                ----------------------------------------------------------------
                ----------------------------------------------------------------

We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.


As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .58 to 1.26.


Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer. There are no withdrawal charges under the contract.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges and the investment charges for each variable portfolio.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                      1.52%                 .68%             2.20%         $       22          $253
Growth                                    1.52%                 .75%             2.27%         $       23          $261
Natural Resources                         1.52%                 .88%             2.40%         $       24          $274
Government and Quality Bond               1.52%                 .67%             2.19%         $       22          $252
----------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST PORTFOLIO
International Diversified Equities        1.52%                1.26%             2.78%         $       28          $311
Global Equities                           1.52%                 .88%             2.40%         $       24          $274
Aggressive Growth*                        1.52%                 .83%             2.35%         $       24          $269
Alliance Growth                           1.52%                 .64%             2.16%         $       22          $249
"Dogs" of Wall Street*                    1.52%                 .85%             2.37%         $       24          $271
Venture Value                             1.52%                 .75%             2.27%         $       23          $261
Federated Value*                          1.52%                 .83%             2.35%         $       24          $269
Growth-Income                             1.52%                 .60%             2.12%         $       22          $245
Utility*                                  1.52%                1.01%             2.53%         $       26          $287
Asset Allocation                          1.52%                 .64%             2.16%         $       22          $249
SunAmerica Balanced*                      1.52%                 .78%             2.30%         $       23          $264
Worldwide High Income                     1.52%                1.08%             2.60%         $       26          $293
High-Yield Bond                           1.52%                 .69%             2.21%         $       22          $254
Corporate Bond                            1.52%                 .77%             2.29%         $       23          $263
Global Bond                               1.52%                 .85%             2.37%         $       24          $274
Cash Management                           1.52%                 .58%             2.10%         $       21          $243
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


* For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.

                ----------------------------------------------------------------
                ----------------------------------------------------------------
                                    6. TAXES
                ----------------------------------------------------------------
                ----------------------------------------------------------------

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

                ----------------------------------------------------------------
                ----------------------------------------------------------------
                                 7. WITHDRAWALS
                ----------------------------------------------------------------
                ----------------------------------------------------------------

You may take withdrawals from your contract at any time in the amount of $1,000 or more. Withdrawal requests must be in writing. You may also establish systematic withdrawals in a minimum amount of $250. There are no withdrawal charges under the contract.

                ----------------------------------------------------------------
                ----------------------------------------------------------------
                                 8. PERFORMANCE
                ----------------------------------------------------------------
                ----------------------------------------------------------------

When you invest in the Anchor Advisor Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.


The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Past performance is no guarantee of future results.

------------------------------------------------------------
         ANCHOR SERIES                  CALENDAR YEAR
        TRUST PORTFOLIO           1998      1997       1996
------------------------------------------------------------
  Capital Appreciation            20.36%    23.56%      5.33%
  Growth                          27.00%    28.43%     11.74%
  Natural Resources              (18.61)%   (9.94)%     5.76%
  Government and Quality Bond      7.47%     7.90       3.04%
SUNAMERICA SERIES
TRUST PORTFOLIO
  International Diversified
    Equities                      16.70%     4.80%      6.25%
  Global Equities                 20.97%    13.33%      6.40%
  Aggressive Growth               15.67%    10.64%     12.67%
  Alliance Growth                 49.89%    29.46%     16.46%
  "Dogs" of Wall Street*         (1.76)%       --         --
  Venture Value                   12.02%    32.25%     14.01%
  Federated Value                 16.13%    29.46%     11.51%
  Growth-Income                   28.80%    31.90%     15.67%
  Utility                         12.32%    23.87%      7.44%
  Asset Allocation                 1.74%    19.98%      9.49%
  SunAmerica Balanced             22.76%    22.60%      8.09%
  Worldwide High Income          (18.33)%   13.81%      9.74%
  High-Yield Bond                 (4.43)%   12.74%      5.60%
  Corporate Bond                   4.38%     9.24%      3.94%
  Global Bond                      9.14%     8.41%      5.18%
  Cash Management                  3.51%     3.58%      1.07%
                                 -
  -
  -
---------------------------------------
---------------------------------------



*Inception (4/1/98) to 12/31/98

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                                9. DEATH BENEFIT
                ----------------------------------------------------------------
                ----------------------------------------------------------------

If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate (3% growth rate if 70 or older at the time of contract issue); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% if 70 or older at the time of contract issue).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.
                ----------------------------------------------------------------
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                             10. OTHER INFORMATION
                ----------------------------------------------------------------
                ----------------------------------------------------------------

FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios, the 1-year fixed account option, the 6-month DCA fixed account option or the 1-year DCA fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: You will receive a confirmation of each transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.
                ----------------------------------------------------------------
                ----------------------------------------------------------------
                                 11. INQUIRIES
                ----------------------------------------------------------------
                ----------------------------------------------------------------

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

      Anchor National Life Insurance Company
      P.O. Box 100330
      Pasadena, California 91189-0001

                                      LOGO

                                   PROSPECTUS

                                JANUARY 29, 1999



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Anchor Advisor Variable Annuity.              VARIABLE SEPARATE ACCOUNT
                                              The annuity has 22 investment choices -A one-year fixed
To learn more about the annuity               account option, a one-year DCA fixed account option and the
offered by this prospectus, you can           20 Variable Portfolios listed below. The 20 Variable
obtain a copy of the Statement of             Portfolios are part of the Anchor Series Trust or the
Additional Information ("SAI") dated          SunAmerica Series Trust.
January 29, 1999. The SAI has been
filed with the Securities and                 ANCHOR SERIES TRUST:
Exchange Commission ("SEC") and is            MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
incorporated by reference into this           - Capital Appreciation Portfolio
prospectus. The Table of Contents of          - Growth Portfolio
the SAI appears on page 16 of this            - Natural Resources Portfolio
prospectus. For a free copy of the            - Government and Quality Bond Portfolio
SAI, call us at (800) 445-SUN2 or
write to us at our Annuity Service            SUNAMERICA SERIES TRUST:
Center, P.O. Box 54299, Los Angeles,          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
California 90054-0299.                        - Global Equities Portfolio
                                              - Alliance Growth Portfolio
In addition, the SEC maintains a              - Growth-Income Portfolio
website (http://www.sec.gov) that             MANAGED BY DAVIS SELECTED ADVISERS, L.P.
contains the SAI, materials                   - Venture Value Portfolio
incorporated by reference and other           MANAGED BY FEDERATED INVESTORS
information filed electronically with         - Federated Value Portfolio
the SEC by Anchor National.                   - Utility Portfolio
                                              - Corporate Bond Portfolio
ANNUITIES INVOLVE RISKS, INCLUDING            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
POSSIBLE LOSS OF PRINCIPAL, AND ARE           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
NOT A DEPOSIT OR OBLIGATION OF, OR            - Asset Allocation Portfolio
GUARANTEED OR ENDORSED BY, ANY BANK.          - Global Bond Portfolio
THEY ARE NOT FEDERALLY INSURED BY THE         MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
FEDERAL DEPOSIT INSURANCE                     - International Diversified Equities Portfolio
CORPORATION, THE FEDERAL RESERVE              - Worldwide High Income Portfolio
BOARD OR ANY OTHER AGENCY.                    MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS

        A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 FEE TABLES..................................................     3
       Owner Transaction Expenses............................     3
       Annual Separate Account Expenses......................     3
       Portfolio Expenses....................................     3
 EXAMPLES....................................................     4
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     5
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     5
       Allocation of Purchase Payments.......................     5
       Accumulation Units....................................     6
       Free Look.............................................     6
 INVESTMENT OPTIONS..........................................     6
       Variable Portfolios...................................     6
       Anchor Series Trust...................................     6
       SunAmerica Series Trust...............................     6
       Fixed Account Options.................................     7
       Transfers During the Accumulation Phase...............     7
       Dollar Cost Averaging.................................     8
       Asset Allocation Rebalancing..........................     8
       Principal Advantage Program...........................     9
       Voting Rights.........................................     9
       Substitution..........................................     9
 WITHDRAWAL..................................................     9
       Systematic Withdrawal Program.........................     9
       Minimum Contract Value................................    10
 DEATH BENEFIT...............................................    10
 EXPENSES....................................................    11
       Insurance Charges.....................................    11
       Investment Charges....................................    11
       Transfer Fee..........................................    11
       Premium Tax...........................................    11
       Income Taxes..........................................    11
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    11
 INCOME OPTIONS..............................................    11
       Annuity Date..........................................    11
       Income Options........................................    12
       Fixed or Variable Income Payments.....................    12
       Income Payments.......................................    12
       Transfers During the Income Phase.....................    12
       Deferment of Payments.................................    12
 TAXES.......................................................    13
       Annuity Contracts in General..........................    13
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    13
       Tax Treatment of Distributions -
       Qualified Contracts...................................    13
       Minimum Distributions.................................    13
       Diversification.......................................    13
 PERFORMANCE.................................................    14
 OTHER INFORMATION...........................................    14
       Anchor National.......................................    14
       The Separate Account..................................    14
       The General Account...................................    14
       Distribution of the Contract..........................    14
       Administration........................................    15
       Year 2000.............................................    15
       Legal Proceedings.....................................    15
       Ownership.............................................    16
       Custodian.............................................    16
       Additional Information................................    16
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 16
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...............   None
CONTRACT MAINTENANCE CHARGE.....   None
TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 ($10 in Pennsylvania
                                   and Texas) per transfer

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1998)




                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Appreciation                                            .64%            .04%             .68%
---------------------------------------------------------------------------------------------------------
Growth                                                          .70%            .05%             .75%
---------------------------------------------------------------------------------------------------------
Natural Resources                                               .75%            .13%             .88%
---------------------------------------------------------------------------------------------------------
Government and Quality Bond                                     .61%            .06%             .67%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               NOVEMBER 30, 1998)




                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%            .26%            1.26%
---------------------------------------------------------------------------------------------------------
Global Equities                                                 .74%            .14%             .88%
---------------------------------------------------------------------------------------------------------
Aggressive Growth                                               .74%            .09%             .83%
---------------------------------------------------------------------------------------------------------
Alliance Growth+                                                .61%            .03%             .64%
---------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street**                                         .60%            .25%             .85%*
---------------------------------------------------------------------------------------------------------
Venture Value                                                   .72%            .03%             .75%
---------------------------------------------------------------------------------------------------------
Federated Value                                                 .75%            .08%             .83%
---------------------------------------------------------------------------------------------------------
Growth-Income                                                   .56%            .04%             .60%
---------------------------------------------------------------------------------------------------------
Utility***                                                      .75%            .26%            1.01%
---------------------------------------------------------------------------------------------------------
Asset Allocation                                                .59%            .05%             .64%
---------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                             .68%            .10%             .78%
---------------------------------------------------------------------------------------------------------
Worldwide High Income                                          1.00%            .08%            1.08%
---------------------------------------------------------------------------------------------------------
High-Yield Bond                                                 .63%            .06%             .69%
---------------------------------------------------------------------------------------------------------
Corporate Bond                                                  .65%            .12%             .77%
---------------------------------------------------------------------------------------------------------
Global Bond                                                     .70%            .15%             .85%
---------------------------------------------------------------------------------------------------------
Cash Management                                                 .53%            .05%             .58%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


  * Annualized.


 ** Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: "Dogs" of Wall Street (.92%).



 *** Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Utility (.92%).



  + The fees noted here are restated to reflect an estimate of fees for this portfolio for the current fiscal year.



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT


            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) surrendered the contract at the end of the stated time period; and
        (b) if the contract is not surrendered.*




                         PORTFOLIO                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $22    (a) $69    (a) $118   (a) $253
                                                              (b) $22    (b) $69    (b) $118   (b) $253
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $23    (a) $71    (a) $122   (a) $261
                                                              (b) $23    (b) $71    (b) $122   (b) $261
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $24    (a) $75    (a) $128   (a) $274
                                                              (b) $24    (b) $75    (b) $128   (b) $274
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $22    (a) $69    (a) $117   (a) $252
                                                              (b) $22    (b) $69    (b) $117   (b) $252
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $28    (a) $86    (a) $147   (a) $311
                                                              (b) $28    (b) $86    (b) $147   (b) $311
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $24    (a) $75    (a) $128   (a) $274
                                                              (b) $24    (b) $75    (b) $128   (b) $274
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $24    (a) $73    (a) $126   (a) $269
                                                              (b) $24    (b) $73    (b) $126   (b) $269
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $22    (a) $68    (a) $116   (a) $249
                                                              (b) $22    (b) $68    (b) $116   (b) $249
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $24    (a) $74    (a) $127   (a) $271
                                                              (b) $24    (b) $74    (b) $127   (b) $271
-------------------------------------------------------------------------------------------------------
Venture Value                                                 (a) $23    (a) $71    (a) $122   (a) $261
                                                              (b) $23    (b) $71    (b) $122   (b) $261
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $24    (a) $73    (a) $126   (a) $269
                                                              (b) $24    (b) $73    (b) $126   (b) $269
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $22    (a) $66    (a) $114   (a) $245
                                                              (b) $22    (b) $66    (b) $114   (b) $245
-------------------------------------------------------------------------------------------------------
Utility                                                       (a) $26    (a) $79    (a) $135   (a) $287
                                                              (b) $26    (b) $79    (b) $135   (b) $287
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $22    (a) $68    (a) $116   (a) $249
                                                              (b) $22    (b) $68    (b) $116   (b) $249
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $23    (a) $72    (a) $123   (a) $264
                                                              (b) $23    (b) $72    (b) $123   (b) $264
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $26    (a) $81    (a) $138   (a) $293
                                                              (b) $26    (b) $81    (b) $138   (b) $293
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $22    (a) $69    (a) $118   (a) $254
                                                              (b) $22    (b) $69    (b) $118   (b) $254
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $23    (a) $72    (a) $123   (a) $263
                                                              (b) $23    (b) $72    (b) $123   (b) $263
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $24    (a) $74    (a) $127   (a) $274
                                                              (b) $24    (b) $74    (b) $127   (b) $274
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $21    (a) $66    (a) $113   (a) $243
                                                              (b) $21    (b) $66    (b) $113   (b) $243
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


       * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    SunAmerica Balanced (1.00%); "Dogs" of Wall Street (.85%); Aggressive Growth (.90%); Federated Value (1.03%); and Utility (1.05%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 20 Variable Portfolios.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 6.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment. The minimum initial and Purchase Payments is $20,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account, based on the AUV next determined after receipt. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 20 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 4 available Variable Portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 16 Variable Portfolios and the subadvisers are:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.

    - Venture Value Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL

    - Asset Allocation Portfolio
    - Global Bond Portfolio


  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT


    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.

    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.


FIXED ACCOUNT OPTIONS

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The one-year DCA account provides a fixed interest rate when participating in the DCA program.

The fixed account options pay interest at a rate set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the one-year fixed account option. Once established, the interest rate does not change during the specified period.

As for Purchase Payments allocated to the one-year fixed account, you may leave your money in the account at the end of the one-year period or reallocate your funds. If you want to reallocate your money you must contact us within 30 days after the end of the one-year period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the one-year fixed account where it will earn the renewal interest rate applicable at that time.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that:

     - Excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios; or

     - The underlying Variable Portfolios inform us that they need to restrict the purchase or redemption of the shares because of excessive trading or because a specific transfer or group of transfers is deemed to have a detrimental effect on share prices of affected underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 11.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the one-year DCA fixed account exclusively to facilitate this program. The DCA fixed account only accepts new Purchase Payments. You can not transfer money already in your contract into the account. If you allocate a Purchase Payment into the DCA fixed account, we transfer all your money into the Variable Portfolios over the one-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the one-year DCA fixed account based on:

     - the total amount of money allocated to the account, and
     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the one-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occur on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

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                                   WITHDRAWAL
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 11.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 13.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION
The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or

     - you are 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 11.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.


INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 3 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 6.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 13.

INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.



The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management, Imperial Premium Finance, Inc., Resources Trust Company, and six broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Separate Account Four ("separate account"), under Arizona law on January 1, 1996, when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.


From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.


SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000

We rely significantly on computer systems and applications in our daily operations. Many of our systems are not presently year 2000 compliant, which means that because they have historically used only two digits to identify the year in a date, they will fail to distinguish dates in the "2000s" from dates in the "1900s." Anchor National's business, financial condition and results of operations could be materially and adversely affected by the failure of our systems and applications (and those operated by third parties interfacing with our systems and applications) to properly operate or manage these dates.


Anchor National has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with our systems and applications. In fiscal 1997, the Company recorded on its books, a $6.2 million provision for estimated programming costs to repair noncompliant systems. We are making expenditures which we expect will ultimately total $5.0 million to replace certain other noncompliant systems. Total expenditures relating to the replacement of noncompliant systems will be capitalized by the Company as software costs and will be paid for over future periods. Both phases of the project are progressing according to plan and we expect to substantially complete them by the end of calendar 1998. We will test both the repaired and replacement systems during calendar 1999.


In addition, we distributed a year 2000 questionnaire to our significant suppliers, distributors, financial institutions, lessors and others we do business with to evaluate their year 2000 compliance plans and state of readiness and to determine how our systems and applications may be affected by their failure to solve their own year 2000 issues. To date, however, we have only received preliminary feedback from such parties and have not independently confirmed any information received from other parties with respect to the year 2000 issues. Therefore, we cannot assure that such other parties will complete their year 2000 conversions in a timely fashion or will not suffer a year 2000 business disruption that may adversely affect our financial condition and results of operations.

Because we expect to complete our year 2000 conversion prior to any potential disruption to our business, we have not developed a comprehensive year 2000 contingency plan. Anchor National closely monitors the progression of its plan for compliance, and if necessary, would devote additional resources to assure the timely completion of our year 2000 plan. If we determine that our business is at material risk of disruption due to the year 2000 issue or anticipate that we will not complete our year 2000 conversion in a timely fashion, we will work to enhance our contingency plans.

The above statements are forward-looking. The costs of our year 2000 conversion, the date which we have set to complete such conversion and the possible risks associated with the year 2000 issue are based on our current estimates and are subject to various uncertainties that could cause the actual results to differ materially from our expectations. Such uncertainties include, among others, our success in identifying systems and applications that are not year 2000 compliant, the nature and amount of programming required to upgrade or replace each of the affected systems and applications, the availability of qualified personnel, consultants and other resources, and the success of the year 2000 conversion efforts of others.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     14
Financial Statements..........................     15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                               INCEPTION TO    FISCAL YEAR    FISCAL YEAR
               PORTFOLIOS                        9/30/96         9/30/97        9/30/98
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -
    8/27/96)
         Beginning AUV...................        $ 16.67       $    17.61     $    22.13
         End AUV.........................        $ 17.61            22.13          20.78
         Ending Number of AUs............         11,922          463,440      1,017,644
-----------------------------------------------------------------------------------------
  Growth (Inception Date - 9/6/96)
         Beginning AUV...................        $ 14.31       $    15.06     $    20.33
         End AUV.........................        $ 15.06            20.33          21.13
         Ending Number of AUs............          5,060          258,234        665,205
-----------------------------------------------------------------------------------------
  Natural Resources (Inception Date -
    9/12/96)
         Beginning AUV...................        $ 11.56       $    11.57     $    13.39
         End AUV.........................        $ 11.57            13.39           9.36
         Ending Number of AUs............          1,157          120,153        184,816
-----------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
         Beginning AUV...................        $ 11.47       $    11.50     $    12.44
         End AUV.........................        $ 11.50            12.44          13.72
         Ending Number of AUs............          1,151          160,820      1,164,582
-----------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -
    8/29/96)
         Beginning AUV...................        $  9.26       $     9.93     $    12.59
         End AUV.........................        $  9.93            12.59          10.16
         Ending Number of AUs............          4,313          331,531        563,756
-----------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 9/12/96)
         Beginning AUV...................        $ 10.61       $    11.10     $    12.48
         End AUV.........................        $ 11.10            12.48          12.16
         Ending Number of AUs............          3,352          664,200      1,406,772
-----------------------------------------------------------------------------------------
  Global Equities (Inception
    Date - 8/27/96)
         Beginning AUV...................        $ 14.13       $    14.38     $    18.04
         End AUV.........................        $ 14.38            18.04          16.48
         Ending Number of AUs............          6,223          266,074        619,488
-----------------------------------------------------------------------------------------
  Alliance Growth (Inception
    Date - 9/12/96)
         Beginning AUV...................        $ 16.39       $    17.14     $    25.45
         End AUV.........................        $ 17.14            25.45          28.05
         Ending Number of AUs............          3,827          541,482      1,582,618
-----------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 4/1/98)
         Beginning AUV...................             --               --     $     9.83
         End AUV.........................             --               --           8.72
         Ending Number of AUs............             --               --        787,445
-----------------------------------------------------------------------------------------
  Venture Value (Inception
    Date - 8/27/96)
         Beginning AUV...................        $ 14.43       $    14.85     $    21.75
         End AUV.........................        $ 14.85            21.75          20.21
         Ending Number of AUs............         24,362        1,144,284      2,902,818
-----------------------------------------------------------------------------------------
  Federated Value (Inception
    Date - 9/6/96)
         Beginning AUV...................        $  9.63       $    10.07     $    13.67
         End AUV.........................        $ 10.07            13.67          13.96
         Ending Number of AUs............          7,752          215,531        632,656
-----------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
         Beginning AUV...................        $ 14.27       $    15.03     $    21.56
         End AUV.........................        $ 15.03            21.56          21.89
         Ending Number of AUs............          3,515          717,459      1,922,364
-----------------------------------------------------------------------------------------
  Utility (Inception Date - 9/16/96)
         Beginning AUV...................        $ 10.08       $     9.92     $    11.93
         End AUV.........................        $  9.92            11.93          14.18
         Ending Number of AUs............          1,310           94,759        440,453
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


                    AUV - Accumulation Unit Value
                    AU - Accumulation Units

                                               INCEPTION TO    FISCAL YEAR    FISCAL YEAR
               PORTFOLIOS                        9/30/96         9/30/97        9/30/98
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Allocation (Inception
    Date - 9/16/96)
         Beginning AUV...................        $ 13.75           13.84       $  18.38
         End AUV.........................        $ 13.84           18.38          17.20
         Ending Number of AUs............          1,310         649,819      1,815,221
-----------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
         Beginning AUV...................        $ 10.12        $  10.34       $  13.26
         End AUV.........................        $ 10.34           13.26          14.31
         Ending Number of AUs............          3,534         233,752      1,021,745
-----------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -
    8/27/96)
         Beginning AUV...................        $ 13.10        $  13.60       $  16.77
         End AUV.........................        $ 13.60           16.77          12.30
         Ending Number of AUs............          9,345         279,672        426,276
-----------------------------------------------------------------------------------------
  High-Yield Bond (Inception
    Date - 9/23/96)
         Beginning AUV...................        $ 12.46        $  12.62       $  14.66
         End AUV.........................        $ 12.62           14.66          14.19
         Ending Number of AUs............          1,440         341,232      1,040,736
-----------------------------------------------------------------------------------------
  Corporate Bond (Inception
    Date - 9/23/96)
         Beginning AUV...................        $ 11.13        $  11.21       $  12.35
         End AUV.........................        $ 11.21           12.35          13.18
         Ending Number of AUs............          3,525         119,358        743,536
-----------------------------------------------------------------------------------------
  Global Bond (Inception Date - 9/4/96)
         Beginning AUV...................        $ 11.61        $  11.85       $  12.95
         End AUV.........................        $ 11.85           12.95          14.43
         Ending Number of AUs............          2,148         163,409        365,756
-----------------------------------------------------------------------------------------
  Cash Management (Inception
    Date - 9/5/96)
         Beginning AUV...................        $ 10.95        $  10.98       $  11.37
         End AUV.........................        $ 10.98           11.37          11.77
         Ending Number of AUs............         12,143         520,152      1,832,548
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


                    AUV - Accumulation Unit Value
                    AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX B - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
District of Columbia                                             2.25%          2.25%
----------------------------------------------------------------------------------------
Kentucky                                                            2%             2%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED
                           ANNUITY CONTRACTS ISSUED BY


                          VARIABLE ANNUITY ACCOUNT FOUR


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


            THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS

                                JANUARY 29, 1999

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
Separate Account............................................................    3

General Account.............................................................    4

Performance Data ...........................................................    4

Income Payments.............................................................    8

Annuity Unit Values.........................................................    8

Taxes.......................................................................   11

Distribution of Contracts...................................................   16

Financial Statements........................................................   16

                                SEPARATE ACCOUNT

      Variable Annuity Account Four was originally established by Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona, effective January 1, 1996. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable

Income Payments).

                                 GENERAL ACCOUNT

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable

Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

      For periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1998 were 5.29% and 5.43%, respectively.


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)

      where:

            SV = value of one Accumulation Unit at the start of a 7 day period

            EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

      The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown below.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 1998

                                             INCEPTION                        SINCE
          VARIABLE PORTFOLIO                    DATE          1 YEAR         INCEPTION
  ----------------------------------         ---------       --------        ---------

  Capital Appreciation                        8/27/96         20.36 %          21.09 %
  Growth                                       9/6/96         27.00 %          29.56 %
  Natural Resources                           9/12/96        (18.61)%         (10.47)%
  Government & Quality Bond                   9/16/96          7.47 %           8.08 %
  Aggressive Growth                           8/29/96         15.67 %          16.93 %
  "Dogs" of Wall Street                       4/01/98         (1.76)%          (1.76)%
  International Diversified Equities          9/12/96         16.70 %          12.06 %
  Global Equities                             8/27/96         20.97 %          17.46 %
  Alliance Growth                             9/12/96         49.89 %          42.52 %
  Venture Value                               8/27/96         12.02 %          25.04 %
  Federated Value                              9/6/96         16.13 %          24.97 %
  Growth-Income                                9/6/96         28.80 %          33.84 %
  Utility                                     9/16/96         12.32 %          19.19 %
  Asset Allocation                            9/16/96          1.74 %          13.50 %
  SunAmerica Balanced                         9/16/96         22.76 %          23.67 %
  Worldwide High Income                       8/27/96        (18.33)%           0.85 %
  High-Yield Bond                             9/23/96         (4.43)%           5.85 %
  Corporate Bond                              9/23/96          4.38 %           7.77 %
  Global Bond                                  9/4/96          9.14 %           9.87 %

-------------

Total return figures are based on historical data and are not intended to indicate future performance.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

            P(1+T)n = ERV

where:      P  = a hypothetical initial payment of $1,000
            T  = average annual total return
            n  = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                      =  1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

            1/[(1.035)(1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is

$13.327695.

P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

           First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

           Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

           Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES

GENERAL

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


MULTIPLE CONTRACTS

      Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (a)   H.R. 10 PLANS

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R.10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b)   TAX-SHELTERED ANNUITIES

            Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c)   INDIVIDUAL RETIREMENT ANNUITIES

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (d)   ROTH IRAS

            Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

      (e)   CORPORATE PENSION AND PROFIT-SHARING PLANS

            Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (f)   DEFERRED COMPENSATION PLANS - SECTION 457

            Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.

      For the period ended September 30, 1998, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $__________, of which $_________was retained by it. For the period from inception to September 30, 1997, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $202,414, of which $23,398 was retained by it.

      Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

      The consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of Variable Annuity Account Four as of September 30, 1998 and for each of the two years ended September 30, 1998 are included in this Statement of Additional Information.


      PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholder of


Anchor National Life Insurance Company



     In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company")at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


Los Angeles, California


November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY



                           CONSOLIDATED BALANCE SHEET



                                                                    AT SEPTEMBER 30,
                                                           ----------------------------------
                                                                1998               1997
                                                           ---------------    ---------------
ASSETS
Investments:
  Cash and short-term investments........................  $   333,735,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks available
     for sale, at fair value (amortized cost: 1998,
     $1,934,863,000; 1997, $1,942,485,000)...............    1,954,754,000      1,986,194,000
  Mortgage loans.........................................      391,448,000        339,530,000
  Common stocks available for sale, at fair value (cost:
     1998, $115,000; 1997, $271,000).....................          169,000          1,275,000
  Real estate............................................       24,000,000         24,000,000
  Other invested assets..................................       30,636,000        143,722,000
                                                           ---------------    ---------------
  Total investments......................................    2,734,742,000      2,608,301,000
                                                           ---------------    ---------------
Variable annuity assets held in separate accounts........   11,133,569,000      9,343,200,000
Accrued investment income................................       26,408,000         21,759,000
Deferred acquisition costs...............................      539,850,000        536,155,000
Income taxes currently receivable........................        5,869,000                 --
Other assets.............................................       85,926,000         61,524,000
                                                           ---------------    ---------------
TOTAL ASSETS.............................................  $14,526,364,000    $12,570,939,000
                                                           ===============    ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts...................  $ 2,189,272,000    $ 2,098,803,000
  Reserves for guaranteed investment contracts...........      282,267,000        295,175,000
  Payable to brokers for purchases of securities.........       27,053,000            263,000
  Income taxes currently payable.........................               --         32,265,000
  Other liabilities......................................      106,594,000        122,728,000
                                                           ---------------    ---------------
  Total reserves, payables and accrued
    liabilities..........................................    2,605,186,000      2,549,234,000
                                                           ---------------    ---------------
Variable annuity liabilities related to separate
  accounts...............................................   11,133,569,000      9,343,200,000
                                                           ---------------    ---------------
Subordinated notes payable to Parent.....................       39,182,000         36,240,000
                                                           ---------------    ---------------
Deferred income taxes....................................       95,758,000         67,047,000
                                                           ---------------    ---------------
Shareholder's equity:
  Common Stock...........................................        3,511,000          3,511,000
  Additional paid-in capital.............................      308,674,000        308,674,000
  Retained earnings......................................      332,069,000        244,628,000
  Net unrealized gains on debt and equity securities
     available for sale..................................        8,415,000         18,405,000
                                                           ---------------    ---------------
  Total shareholder's equity.............................      652,669,000        575,218,000
                                                           ---------------    ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...............  $14,526,364,000    $12,570,939,000
                                                           ===============    ===============



                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY



                         CONSOLIDATED INCOME STATEMENT



                                                        YEARS ENDED SEPTEMBER 30,
                                             -----------------------------------------------
                                                 1998             1997             1996
                                             -------------    -------------    -------------
Investment income..........................  $ 221,966,000    $ 210,759,000    $ 164,631,000
                                             -------------    -------------    -------------
Interest expense on:
  Fixed annuity contracts..................   (112,695,000)    (109,217,000)     (82,690,000)
  Guaranteed investment contracts..........    (17,787,000)     (22,650,000)     (19,974,000)
  Senior indebtedness......................     (1,498,000)      (2,549,000)      (2,568,000)
Subordinated notes payable to Parent.......     (3,114,000)      (3,142,000)      (2,556,000)
                                             -------------    -------------    -------------
Total interest expense.....................   (135,094,000)    (137,558,000)    (107,788,000)
                                             -------------    -------------    -------------
NET INVESTMENT INCOME......................     86,872,000       73,201,000       56,843,000
                                             -------------    -------------    -------------
NET REALIZED INVESTMENT GAINS
  (LOSSES).................................     19,482,000      (17,394,000)     (13,355,000)
                                             -------------    -------------    -------------
Fee income:
  Variable annuity fees....................    200,867,000      139,492,000      103,970,000
  Net retained commissions.................     48,561,000       39,143,000       31,548,000
  Asset management fees....................     29,592,000       25,764,000       25,413,000
  Surrender charges........................      7,404,000        5,529,000        5,184,000
  Other fees...............................      3,938,000        3,218,000        3,390,000
                                             -------------    -------------    -------------
TOTAL FEE INCOME...........................    290,362,000      213,146,000      169,505,000
                                             -------------    -------------    -------------
GENERAL AND ADMINISTRATIVE
  EXPENSES.................................    (96,102,000)     (98,802,000)     (81,552,000)
                                             -------------    -------------    -------------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS........................    (72,713,000)     (66,879,000)     (57,520,000)
                                             -------------    -------------    -------------
ANNUAL COMMISSIONS.........................    (18,209,000)      (8,977,000)      (4,613,000)
                                             -------------    -------------    -------------
PRETAX INCOME..............................    209,692,000       94,295,000       69,308,000
Income tax expense.........................    (71,051,000)     (31,169,000)     (24,252,000)
                                             -------------    -------------    -------------
NET INCOME.................................  $ 138,641,000    $  63,126,000    $  45,056,000
                                             =============    =============    =============



                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY



                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                            YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------------
                                                                   1998               1997               1996
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $   138,641,000    $    63,126,000    $    45,056,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to:
      Fixed annuity contracts...............................      112,695,000        109,217,000         82,690,000
      Guaranteed investment contracts.......................       17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses..................      (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums (discounts) on
      investments...........................................          447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill................................        1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes.....................       34,087,000        (16,024,000)        (3,351,000)
  Change in:
    Accrued investment income...............................       (4,649,000)        (2,084,000)        (5,483,000)
    Deferred acquisition costs..............................     (160,926,000)      (113,145,000)       (60,941,000)
    Other assets............................................      (19,374,000)       (14,598,000)        (8,000,000)
    Income taxes currently payable..........................      (38,134,000)        10,779,000          5,766,000
    Other liabilities.......................................       (2,248,000)        14,187,000          5,474,000
  Other, net................................................       (5,599,000)           418,000           (129,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       54,667,000         74,531,000         86,604,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts.................................    1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts.........................        5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................   (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts.................................     (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts.........................      (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity contracts....      (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayments of) other short-term
    financings..............................................      (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance transaction......      166,631,000                 --                 --
  Capital contributions received............................               --         28,411,000         27,387,000
  Dividends paid............................................      (51,200,000)       (25,500,000)       (29,400,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................       50,718,000         93,338,000        207,098,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks............  $(1,970,502,000)   $(2,566,211,000)   $(1,937,890,000)
    Mortgage loans..........................................     (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term investments.....               --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks............    1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.............................................               --                 --            900,000
    Other investments, excluding short-term investments.....       42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks............      424,393,000        376,847,000        288,969,000
    Mortgage loans..........................................       80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term investments.....       67,213,000         23,940,000         20,749,000
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............      114,770,000       (176,347,000)      (420,853,000)
                                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      220,155,000         (8,478,000)      (127,151,000)
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......      113,580,000        122,058,000        249,209,000
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $   333,735,000    $   113,580,000    $   122,058,000
                                                              ===============    ===============    ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     3,912,000    $     7,032,000    $     5,982,000
                                                              ===============    ===============    ===============
  Net income taxes paid.....................................  $    74,932,000    $    36,420,000    $    22,031,000
                                                              ===============    ===============    ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1. NATURE OF OPERATIONS



     Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.



     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.



     The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.



     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.



     Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.



     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.



     INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.



     DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.



     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC have been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.



     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.



     GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.



     CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.



     INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.



     RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").



     SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.



     SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements.



     Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.



     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS



     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:



                                                       AMORTIZED         ESTIMATED
                                                          COST           FAIR VALUE
                                                     --------------    --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government.......  $   84,377,000    $   88,239,000
  Mortgage-backed securities.......................     569,613,000       584,007,000
  Securities of public utilities...................     108,431,000       106,065,000
  Corporate bonds and notes........................     883,890,000       884,209,000
  Redeemable preferred stocks......................       6,125,000         6,888,000
  Other debt securities............................     282,427,000       285,346,000
                                                     --------------    --------------
          Total....................................  $1,934,863,000    $1,954,754,000
                                                     ==============    ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government.......  $   18,496,000    $   18,962,000
  Mortgage-backed securities.......................     636,018,000       649,196,000
  Securities of public utilities...................      22,792,000        22,893,000
  Corporate bonds and notes........................     984,573,000     1,012,559,000
  Redeemable preferred stocks......................       6,125,000         6,681,000
  Other debt securities............................     274,481,000       275,903,000
                                                     --------------    --------------
          Total....................................  $1,942,485,000    $1,986,194,000
                                                     ==============    ==============



     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:



                                                       AMORTIZED         ESTIMATED
                                                          COST           FAIR VALUE
                                                     --------------    --------------
Due in one year or less............................  $   19,124,000    $   19,319,000
Due after one year through five years..............     313,396,000       318,943,000
Due after five years through ten years.............     744,740,000       750,286,000
Due after ten years................................     287,990,000       282,199,000
Mortgage-backed securities.........................     569,613,000       584,007,000
                                                     --------------    --------------
          Total....................................  $1,934,863,000    $1,954,754,000
                                                     ==============    ==============



     Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)

     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:



                                                            GROSS          GROSS
                                                         UNREALIZED      UNREALIZED
                                                            GAINS          LOSSES
                                                         -----------    ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government...........  $ 3,862,000    $         --
  Mortgage-backed securities...........................   15,103,000        (709,000)
  Securities of public utilities.......................    2,420,000      (4,786,000)
  Corporate bonds and notes............................   31,795,000     (31,476,000)
  Redeemable preferred stocks..........................      763,000              --
  Other debt securities................................    5,235,000      (2,316,000)
                                                         -----------    ------------
          Total........................................  $59,178,000    $(39,287,000)
                                                         ===========    ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government...........  $   498,000    $    (32,000)
  Mortgage-backed securities...........................   14,998,000      (1,820,000)
  Securities of public utilities.......................      141,000         (40,000)
  Corporate bonds and notes............................   28,691,000        (705,000)
  Redeemable preferred stocks..........................      556,000              --
  Other debt securities................................    1,569,000        (147,000)
                                                         -----------    ------------
          Total........................................  $46,453,000    $ (2,744,000)
                                                         ===========    ============



     Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.



     Gross realized investment gains and losses on sales of investments are as follows:



                                                  YEARS ENDED SEPTEMBER 30,
                                         -------------------------------------------
                                            1998            1997            1996
                                         -----------    ------------    ------------
BONDS, NOTES AND REDEEMABLE PREFERRED
  STOCKS:
  Realized gains.......................  $28,086,000    $ 22,179,000    $ 14,532,000
  Realized losses......................   (4,627,000)    (25,310,000)    (10,432,000)

COMMON STOCKS:
  Realized gains.......................      337,000       4,002,000         511,000
  Realized losses......................           --        (312,000)     (3,151,000)

OTHER INVESTMENTS:
  Realized gains.......................    8,824,000       2,450,000       1,135,000

IMPAIRMENT WRITEDOWNS..................  (13,138,000)    (20,403,000)    (15,950,000)
                                         -----------    ------------    ------------
          Total net realized investment
            gains and losses...........  $19,482,000    $(17,394,000)   $(13,355,000)
                                         ===========    ============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)

     The sources and related amounts of investment income are as follows:



                                                 YEARS ENDED SEPTEMBER 30,
                                        --------------------------------------------
                                            1998            1997            1996
                                        ------------    ------------    ------------
Short-term investments................  $ 12,524,000    $ 11,780,000    $ 10,647,000
Bonds, notes and redeemable preferred
  stocks..............................   156,140,000     163,038,000     140,387,000
Mortgage loans........................    29,996,000      17,632,000       8,701,000
Common stocks.........................        34,000          16,000           8,000
Real estate...........................      (467,000)       (296,000)       (196,000)
Cost-method partnerships..............    24,311,000       6,725,000       4,073,000
Other invested assets.................      (572,000)     11,864,000       1,011,000
                                        ------------    ------------    ------------
          Total investment income.....  $221,966,000    $210,759,000    $164,631,000
                                        ============    ============    ============



     Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.



     At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.



     At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.



     At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.



     At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.



     As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.



     At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS



     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.



     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.



     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:



     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.



     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.



     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.



     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.



     COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.



     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.



     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.



     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.



     PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.



     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.



     SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


     The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:



                                                              CARRYING             FAIR
                                                                VALUE              VALUE
                                                           ---------------    ---------------
1998:
ASSETS:
  Cash and short-term investments........................  $   333,735,000    $   333,735,000
  Bonds, notes and redeemable preferred stocks...........    1,954,754,000      1,954,754,000
  Mortgage loans.........................................      391,448,000        415,981,000
  Common stocks..........................................          169,000            169,000
  Cost-method partnerships...............................        4,403,000         12,744,000
  Variable annuity assets held in separate accounts......   11,133,569,000     11,133,569,000
LIABILITIES:
  Reserves for fixed annuity contracts...................    2,189,272,000      2,116,874,000
  Reserves for guaranteed investment contracts...........      282,267,000        282,267,000
  Payable to brokers for purchases of securities.........       27,053,000         27,053,000
  Variable annuity liabilities related to separate
     accounts............................................   11,133,569,000     10,696,607,000
  Subordinated notes payable to Parent...................       39,182,000         40,550,000
                                                           ===============    ===============
1997:
ASSETS:
  Cash and short-term investments........................  $   113,580,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks...........    1,986,194,000      1,986,194,000
  Mortgage loans.........................................      339,530,000        354,495,000
  Common stocks..........................................        1,275,000          1,275,000
  Cost-method partnerships...............................       46,880,000         84,186,000
  Variable annuity assets held in separate accounts......    9,343,200,000      9,343,200,000
LIABILITIES:
  Reserves for fixed annuity contracts...................    2,098,803,000      2,026,258,000
  Reserves for guaranteed investment contracts...........      295,175,000        295,175,000
  Payable to brokers for purchases of securities.........          263,000            263,000
  Variable annuity liabilities related to separate
     accounts............................................    9,343,200,000      9,077,200,000
  Subordinated notes payable to Parent...................       36,240,000         37,393,000
                                                           ===============    ===============



 5. SUBORDINATED NOTES PAYABLE TO PARENT



     Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in 2001.



 6. REINSURANCE



     On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 6. REINSURANCE (CONTINUED)


     As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.



 7. CONTINGENT LIABILITIES



     The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.



     The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 8. SHAREHOLDER'S EQUITY



     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.



     Changes in shareholder's equity are as follows:



                                                 YEARS ENDED SEPTEMBER 30,
                                        --------------------------------------------
                                            1998            1997            1996
                                        ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances..................  $308,674,000    $280,263,000    $252,876,000
  Capital contributions received......            --      28,411,000      27,387,000
                                        ------------    ------------    ------------

     Ending balances..................  $308,674,000    $308,674,000    $280,263,000
                                        ============    ============    ============
RETAINED EARNINGS:
  Beginning balances..................  $244,628,000    $207,002,000    $191,346,000
  Net income..........................   138,641,000      63,126,000      45,056,000
  Dividend paid.......................   (51,200,000)    (25,500,000)    (29,400,000)
                                        ------------    ------------    ------------
     Ending balances..................  $332,069,000    $244,628,000    $207,002,000
                                        ============    ============    ============
NET UNREALIZED GAINS (LOSSES) ON
  DEBT AND EQUITY SECURITIES
  AVAILABLE FOR SALE:
     Beginning balances...............  $ 18,405,000    $ (5,521,000)   $ (5,673,000)
     Change in net unrealized gains
       (losses) on debt securities
       available for sale.............   (23,818,000)     57,463,000      (2,904,000)
     Change in net unrealized gains
       (losses) on equity securities
       available for sale.............      (950,000)        (55,000)      3,538,000
     Change in adjustment to deferred
       acquisition costs..............     9,400,000     (20,600,000)       (400,000)
     Tax effects of net changes.......     5,378,000     (12,882,000)        (82,000)
                                        ------------    ------------    ------------
       Ending balances................  $  8,415,000    $ 18,405,000    $ (5,521,000)
                                        ============    ============    ============



     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.



     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31,
1997 and $311,176,000 at December 31, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 9. INCOME TAXES



     The components of the provisions for federal income taxes on pretax income consist of the following:



                                         NET REALIZED
                                          INVESTMENT
                                        GAINS (LOSSES)     OPERATIONS        TOTAL
                                        --------------    ------------    ------------
1998:
  Currently payable...................   $  4,221,000     $ 32,743,000    $ 36,964,000
  Deferred............................       (550,000)      34,637,000      34,087,000
                                         ------------     ------------    ------------
          Total income tax expense....   $  3,671,000     $ 67,380,000    $ 71,051,000
                                         ============     ============    ============
1997:
  Currently payable...................   $ (3,635,000)    $ 50,828,000    $ 47,193,000
  Deferred............................     (2,258,000)     (13,766,000)    (16,024,000)
                                         ------------     ------------    ------------
          Total income tax expense....   $ (5,893,000)    $ 37,062,000    $ 31,169,000
                                         ============     ============    ============
1996:
  Currently payable...................   $  5,754,000     $ 21,849,000    $ 27,603,000
  Deferred............................    (10,347,000)       6,996,000      (3,351,000)
                                         ------------     ------------    ------------
          Total income tax expense....   $ (4,593,000)    $ 28,845,000    $ 24,252,000
                                         ============     ============    ============



     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:



                                                   YEARS ENDED SEPTEMBER 30,
                                           -----------------------------------------
                                              1998           1997           1996
                                           -----------    -----------    -----------
Amount computed at statutory rate........  $73,392,000    $33,003,000    $24,258,000
Increases (decreases) resulting from:
  Amortization of differences between
     book and tax bases of net assets
     acquired............................      460,000        666,000        464,000
  State income taxes, net of federal tax
     benefit.............................    5,530,000      1,950,000      2,070,000
  Dividends-received deduction...........   (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits............................   (1,296,000)      (318,000)      (257,000)
  Other, net.............................      219,000        138,000         74,000
                                           -----------    -----------    -----------
          Total income tax expense.......  $71,051,000    $31,169,000    $24,252,000
                                           ===========    ===========    ===========



     For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 9. INCOME TAXES (CONTINUED)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:



                                                              SEPTEMBER 30,
                                                      ------------------------------
                                                          1998             1997
                                                      -------------    -------------
DEFERRED TAX LIABILITIES:
  Investments.......................................  $  17,643,000    $  13,160,000
  Deferred acquisition costs........................    223,392,000      154,949,000
  State income taxes................................      2,873,000        1,777,000
  Other liabilities.................................        144,000               --
  Net unrealized gains on debt and equity securities
     available for sale.............................      4,531,000        9,910,000
                                                      -------------    -------------
          Total deferred tax liabilities............    248,583,000      179,796,000
                                                      -------------    -------------
DEFERRED TAX ASSETS:
  Contractholder reserves...........................   (149,915,000)    (108,090,000)
  Guaranty fund assessments.........................     (2,910,000)      (2,707,000)
  Other assets......................................             --       (1,952,000)
                                                      -------------    -------------
          Total deferred tax assets.................   (152,825,000)    (112,749,000)
                                                      -------------    -------------
DEFERRED INCOME TAXES...............................  $  95,758,000    $  67,047,000
                                                      =============    =============



10. RELATED-PARTY MATTERS



     The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.



     The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.



     The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.



     During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10. RELATED-PARTY MATTERS (CONTINUED)


     During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.



     During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.



     During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.



     During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.



     During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.



11. BUSINESS SEGMENTS



     Summarized data for the Company's business segments follow:



                                                  TOTAL
                                               DEPRECIATION
                                                   AND
                                  TOTAL        AMORTIZATION       PRETAX            TOTAL
                                 REVENUES        EXPENSE          INCOME           ASSETS
                               ------------    ------------    ------------    ---------------
1998:
  Annuity operations.........  $443,407,000    $60,731,000     $178,120,000    $14,366,018,000
  Broker-dealer operations...    47,363,000      1,770,000       22,401,000         55,870,000
  Asset management
     operations..............    41,040,000     14,780,000        9,171,000        104,476,000
                               ------------    -----------     ------------    ---------------
          Total..............  $531,810,000    $77,281,000     $209,692,000    $14,526,364,000
                               ============    ===========     ============    ===============
1997:
  Annuity operations.........  $332,845,000    $55,675,000     $ 74,792,000    $12,438,021,000
  Broker-dealer operations...    38,005,000        689,000       16,705,000         51,400,000
  Asset management
     operations..............    35,661,000     16,357,000        2,798,000         81,518,000
                               ------------    -----------     ------------    ---------------
          Total..............  $406,511,000    $72,721,000     $ 94,295,000    $12,570,939,000
                               ============    ===========     ============    ===============
1996:
  Annuity operations.........  $256,681,000    $43,974,000     $ 53,827,000    $ 9,092,770,000
  Broker-dealer operations...    31,053,000        449,000       13,033,000         37,355,000
  Asset management
     operations..............    33,047,000     18,295,000        2,448,000         74,410,000
                               ------------    -----------     ------------    ---------------
          Total..............  $320,781,000    $62,718,000     $ 69,308,000    $ 9,204,535,000
                               ============    ===========     ============    ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12. SUBSEQUENT EVENTS



     On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.



     On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS


January 27, 1999


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Four


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of Anchor National Life Insurance Company (the "Separate Account") at September 30, 1998, and the results of their operations for the year then ended, and the changes in their net assets for two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1998


                                                                               Government International
                                         Capital                    Natural           and   Diversified        Global   Aggressive
                                    Appreciation        Growth    Resources  Quality Bond      Equities      Equities       Growth
                                       Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                   -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $21,145,421   $14,054,937   $1,729,875   $15,974,545   $         0   $         0   $        0

  Investments in SunAmerica Series
    Trust, at market value                     0             0            0             0    17,098,161    10,207,031    5,725,095

Liabilities                                    0             0            0             0             0             0            0
                                   -----------------------------------------------------------------------------------------------

Net Assets                           $21,145,421   $14,054,937   $1,729,875   $15,974,545   $17,098,161   $10,207,031   $5,725,095
                                   ===============================================================================================


Accumulation units outstanding         1,017,644       665,205      184,816     1,164,582     1,406,772       619,488      563,756

                                   ===============================================================================================

Unit value of accumulation units     $     20.78   $     21.13   $     9.36   $     13.72   $     12.16   $     16.48   $    10.16
                                   ===============================================================================================













                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1998
                                   (Continued)


                                       Venture    Federated      Alliance       Growth-         Asset    SunAmerica
                                         Value        Value        Growth        Income    Allocation      Balanced      Utility
                                     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                  ----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
    Trust, at market value         $         0   $        0   $         0   $         0   $         0   $         0   $        0

  Investments in SunAmerica
    Series Trust, at market
    value                           58,674,092    8,832,276    44,393,067    42,087,039    31,224,425    14,618,142    6,246,778

Liabilities                                  0            0             0             0             0             0            0
                                  ----------------------------------------------------------------------------------------------

Net Assets                         $58,674,092   $8,832,276   $44,393,067   $42,087,039   $31,224,425   $14,618,142   $6,246,778

                                  ==============================================================================================

Accumulation units outstanding       2,902,818      632,656     1,582,618     1,922,364     1,815,221     1,021,745      440,453

                                  ==============================================================================================

Unit value of accumulation units   $     20.21   $    13.96   $     28.05   $     21.89   $     17.20   $     14.31   $    14.18
                                  ==============================================================================================









                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1998
                                   (Continued)


                                      Worldwide    High-Yield       Global    Corporate    "Dogs" of          Cash
                                    High Income          Bond         Bond         Bond  Wall Street    Management
                                      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio          TOTAL
                                   ----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $        0   $         0   $        0   $        0   $        0   $         0   $ 52,904,778

  Investments in SunAmerica Series
    Trust, at market value            5,242,554    14,772,559    5,278,049    9,803,119    6,869,086    21,573,306    302,644,779

Liabilities                                   0             0            0            0            0             0              0
                                   ----------------------------------------------------------------------------------------------

Net Assets                           $5,242,554   $14,772,559   $5,278,049   $9,803,119   $6,869,086   $21,573,306   $355,549,557
                                   =================================================================================


Accumulation units outstanding          426,276     1,040,736      365,756      743,536      787,445     1,832,548
                                   =================================================================================

Unit value of accumulation units     $    12.30   $     14.19   $    14.43   $    13.18   $     8.72   $     11.77
                                   =================================================================================









                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 1998



                                                                   Market Value
Variable Accounts                                           Shares  Per Share    Market Value        Cost
-----------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
      Capital Appreciation Portfolio                       749,249    $ 28.22   $ 21,145,421    $ 24,024,802
      Growth Portfolio                                     535,630      26.24     14,054,937      14,887,234
      Natural Resources Portfolio                          143,512      12.05      1,729,875       2,253,790
      Government and Quality Bond Portfolio              1,094,472      14.60     15,974,545      15,667,156
                                                                                ----------------------------
                                                                                  52,904,778      56,832,982
                                                                                ----------------------------

SUNAMERICA SERIES TRUST:
      International Diversified Equities Portfolio       1,484,104      11.52     17,098,161      18,009,589
      Global Equities Portfolio                            705,634      14.47     10,207,031      11,700,000
      Aggressive Growth Portfolio                          544,802      10.51      5,725,095       6,198,591
      Venture Value Portfolio                            2,943,838      19.93     58,674,092      61,639,277
      Federated Value Portfolio                            626,396      14.10      8,832,276       8,893,108
      Alliance Growth Portfolio                          1,856,092      23.92     44,393,067      44,624,321
      Growth-Income Portfolio                            2,044,544      20.59     42,087,039      43,131,381
      Asset Allocation Portfolio                         2,238,700      13.95     31,224,425      34,699,501
      SunAmerica Balanced Portfolio                      1,023,646      14.28     14,618,142      14,351,289
      Utility Portfolio                                    444,509      14.05      6,246,778       5,821,440
      Worldwide High Income Portfolio                      562,570       9.32      5,242,554       7,104,271
      High-Yield Bond Portfolio                          1,354,720      10.90     14,772,559      15,907,205
      Global Bond Portfolio                                448,542      11.77      5,278,049       5,053,653
      Corporate Bond Portfolio                             829,248      11.82      9,803,119       9,561,246
      "Dogs" of Wall Street Portfolio                      781,501       8.79      6,869,086       7,505,189
      Cash Management Portfolio                          2,054,483      10.50     21,573,306      21,448,436
                                                                                ----------------------------
                                                                                 302,644,779     315,648,497
                                                                                ----------------------------
                                                                                $355,549,557    $372,481,479
                                                                                ============================








                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1998



                                                                                                                  Government
                                                                  Capital                           Natural              and
                                                             Appreciation           Growth        Resources     Quality Bond
                                                                Portfolio        Portfolio        Portfolio        Portfolio
                                                            ----------------------------------------------------------------
Investment income:
    Dividends and capital gains distributions                $  1,906,419     $    880,573     $     44,416     $    591,590
                                                            ----------------------------------------------------------------

    Total investment income                                     1,906,419          880,573           44,416          591,590
                                                            ----------------------------------------------------------------

Expenses:
    Mortality risk charge                                        (171,020)        (101,767)         (17,716)         (71,897)
    Expense risk charge                                           (58,683)         (34,920)          (6,079)         (24,670)
    Distribution expense charge                                   (25,151)         (14,966)          (2,605)         (10,573)
                                                            ----------------------------------------------------------------

    Total expenses                                               (254,854)        (151,653)         (26,400)        (107,140)
                                                            ----------------------------------------------------------------

Net investment income (loss)                                    1,651,565          728,920           18,016          484,450
                                                            ----------------------------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                   4,130,404        2,873,238          414,101        1,534,615
    Cost of shares sold                                        (3,978,327)      (2,797,948)        (501,430)      (1,514,872)
                                                            ----------------------------------------------------------------

Net realized gains (losses) from securities transactions          152,077           75,290          (87,329)          19,743
                                                            ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                           858,270          198,622           39,269          (33,545)
    End of period                                              (2,879,381)        (832,297)        (523,915)         307,389
                                                            ----------------------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                             (3,737,651)      (1,030,919)        (563,184)         340,934
                                                            ----------------------------------------------------------------

 Increase (decrease) in net assets from operations           $ (1,934,009)    $   (226,709)    $   (632,497)    $    845,127
                                                            ================================================================




                                                            International
                                                              Diversified           Global       Aggressive
                                                                 Equities         Equities           Growth
                                                                Portfolio        Portfolio        Portfolio
                                                            -----------------------------------------------
Investment income:
    Dividends and capital gains distributions                $    571,880     $    676,524     $          0
                                                            -----------------------------------------------

    Total investment income                                       571,880          676,524                0
                                                            -----------------------------------------------

Expenses:
    Mortality risk charge                                        (142,846)         (81,859)         (54,477)
    Expense risk charge                                           (49,016)         (28,089)         (18,693)
    Distribution expense charge                                   (21,006)         (12,038)          (8,012)
                                                            -----------------------------------------------

    Total expenses                                               (212,868)        (121,986)         (81,182)
                                                            -----------------------------------------------

Net investment income (loss)                                      359,012          554,538          (81,182)
                                                            -----------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                  58,095,919        1,709,770        2,412,706
    Cost of shares sold                                       (57,814,322)      (1,633,991)      (2,294,111)
                                                            -----------------------------------------------

Net realized gains (losses) from securities transactions          281,597           75,779          118,595
                                                            -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                           460,026          406,496          741,324
    End of period                                                (911,428)      (1,492,969)        (473,496)
                                                            -----------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                             (1,371,454)      (1,899,465)      (1,214,820)
                                                            -----------------------------------------------

 Increase (decrease) in net assets from operations           $   (730,845)    $ (1,269,148)    $ (1,177,407)
                                                            ===============================================








                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1998
                                   (Continued)



                                                                 Venture       Federated        Alliance         Growth-
                                                                   Value           Value          Growth          Income
                                                               Portfolio       Portfolio       Portfolio       Portfolio
                                                            ------------------------------------------------------------
Investment income:
    Dividends and capital gains distributions                $ 1,637,594     $   142,016     $ 2,545,567     $ 1,348,189
                                                            ------------------------------------------------------------

    Total investment income                                    1,637,594         142,016       2,545,567       1,348,189
                                                            ------------------------------------------------------------

Expenses:
    Mortality risk charge                                       (469,340)        (62,125)       (301,328)       (309,875)
    Expense risk charge                                         (161,048)        (21,318)       (103,397)       (106,330)
    Distribution expense charge                                  (69,020)         (9,136)        (44,313)        (45,569)
                                                            ------------------------------------------------------------

    Total expenses                                              (699,408)        (92,579)       (449,038)       (461,774)
                                                            ------------------------------------------------------------

Net investment income                                            938,186          49,437       2,096,529         886,415
                                                            ------------------------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                  1,527,727       1,111,749       4,022,355       1,121,157
    Cost of shares sold                                       (1,447,087)       (998,437)     (3,717,829)     (1,074,610)
                                                            ------------------------------------------------------------

Net realized gains (losses) from securities transactions          80,640         113,312         304,526          46,547
                                                            ------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                        3,845,917         382,518       1,823,109       1,839,415
    End of period                                             (2,965,185)        (60,832)       (231,254)     (1,044,342)
                                                            ------------------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                            (6,811,102)       (443,350)     (2,054,363)     (2,883,757)
                                                            ------------------------------------------------------------

 Increase (decrease) in net assets from operations           $(5,792,276)    $  (280,601)    $   346,692     $(1,950,795)
                                                            ============================================================




                                                                    Asset      SunAmerica
                                                               Allocation        Balanced         Utility
                                                                Portfolio       Portfolio       Portfolio
                                                              -----------     -----------     -----------
Investment income:
    Dividends and capital gains distributions                 $ 2,567,338     $   215,382     $    94,505
                                                             --------------------------------------------

    Total investment income                                     2,567,338         215,382          94,505
                                                             --------------------------------------------

Expenses:
    Mortality risk charge                                        (229,645)        (79,569)        (32,303)
    Expense risk charge                                           (78,800)        (27,303)        (11,084)
    Distribution expense charge                                   (33,771)        (11,702)         (4,751)
                                                             --------------------------------------------

    Total expenses                                               (342,216)       (118,574)        (48,138)
                                                             --------------------------------------------

Net investment income                                           2,225,122          96,808          46,367
                                                             --------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                   2,048,115         357,383         643,692
    Cost of shares sold                                        (2,049,334)       (330,628)       (595,745)
                                                             --------------------------------------------

Net realized gains (losses) from securities transactions           (1,219)         26,755          47,947
                                                             --------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                         1,030,833         339,484          88,198
    End of period                                              (3,475,076)        266,853         425,338
                                                             --------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                             (4,505,909)        (72,631)        337,140
                                                             --------------------------------------------

 Increase (decrease) in net assets from operations            $(2,282,006)    $    50,932     $   431,454
                                                             ============================================



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1998
                                   (Continued)



                                                                 Worldwide        High-Yield            Global         Corporate
                                                               High Income              Bond              Bond              Bond
                                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                                            --------------------------------------------------------------------
Investment income:
    Dividends and capital gains distributions                $     543,523     $     666,133     $     276,800     $     161,338
                                                            --------------------------------------------------------------------

    Total investment income                                        543,523           666,133           276,800           161,338
                                                            --------------------------------------------------------------------

Expenses:
    Mortality risk charge                                          (58,747)         (118,186)          (36,297)          (49,620)
    Expense risk charge                                            (20,158)          (40,554)          (12,455)          (17,026)
    Distribution expense charge                                     (8,639)          (17,381)           (5,338)           (7,297)
                                                            --------------------------------------------------------------------

    Total expenses                                                 (87,544)         (176,121)          (54,090)          (73,943)
                                                            --------------------------------------------------------------------

Net investment income (loss)                                       455,979           490,012           222,710            87,395
                                                            --------------------------------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                    1,692,867         3,974,869         1,747,708           647,530
    Cost of shares sold                                         (1,902,902)       (3,988,569)       (1,723,248)         (634,921)
                                                            --------------------------------------------------------------------

Net realized gains (losses) from securities transactions          (210,035)          (13,700)           24,460            12,609
                                                            --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            412,599           294,602            35,081            50,033
    End of period                                               (1,861,717)       (1,134,646)          224,396           241,873
                                                            --------------------------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                              (2,274,316)       (1,429,248)          189,315           191,840
                                                            --------------------------------------------------------------------

 Increase (decrease) in net assets from operations           $  (2,028,372)    $    (952,936)    $     436,485     $     291,844
                                                            ====================================================================


                                                                  "Dogs" of              Cash
                                                                Wall Street        Management
                                                                  Portfolio         Portfolio             TOTAL
                                                             --------------------------------------------------
Investment income:
    Dividends and capital gains distributions                 $           0     $     406,600     $  15,276,387
                                                             --------------------------------------------------

    Total investment income                                               0           406,600        15,276,387
                                                             --------------------------------------------------

Expenses:
    Mortality risk charge                                           (18,426)         (100,646)       (2,507,689)
    Expense risk charge                                              (6,323)          (34,535)         (860,481)
    Distribution expense charge                                      (2,710)          (14,801)         (368,779)
                                                             --------------------------------------------------

    Total expenses                                                  (27,459)         (149,982)       (3,736,949)
                                                             --------------------------------------------------

Net investment income (loss)                                        (27,459)          256,618        11,539,438
                                                             --------------------------------------------------

Net Realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       222,124        51,095,052       141,383,081
    Cost of shares sold                                            (231,104)      (51,093,050)     (140,322,465)
                                                             --------------------------------------------------

Net realized gains (losses) from securities transactions             (8,980)            2,002         1,060,616
                                                             --------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   0            35,566        12,847,817
    End of period                                                  (636,103)          124,870       (16,931,922)
                                                             --------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                                 (636,103)           89,304       (29,779,739)
                                                             --------------------------------------------------

 Increase (decrease) in net assets from operations            $    (672,542)    $     347,924     $ (17,179,685)
                                                             ==================================================



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1998


                                                                                                                    Government
                                                                   Capital                           Natural               and
                                                              Appreciation           Growth        Resources      Quality Bond
                                                                 Portfolio        Portfolio        Portfolio         Portfolio
                                                              ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $  1,651,565      $   728,920       $   18,016       $   484,450
     Net realized gains (losses) from securities transactions      152,077           75,290          (87,329)           19,743
     Change in net unrealized appreciation/depreciation
     of investments                                             (3,737,651)      (1,030,919)        (563,184)          340,934
                                                              ----------------------------------------------------------------
     Increase (decrease) in net assets from operations          (1,934,009)        (226,709)        (632,497)          845,127
                                                              ----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               12,472,504        8,360,104          604,423         8,041,062
     Cost of units redeemed                                     (1,014,818)        (496,594)         (49,767)         (566,849)
     Net transfers                                               1,364,298        1,167,617          198,472         5,654,837
                                                              ----------------------------------------------------------------
     Increase in net assets from capital transactions           12,821,984        9,031,127          753,128        13,129,050
                                                              ----------------------------------------------------------------
Increase in net assets                                          10,887,975        8,804,418          120,631        13,974,177
Net assets at beginning of period                               10,257,446        5,250,519        1,609,244         2,000,368
                                                              ----------------------------------------------------------------
Net assets at end of period                                   $ 21,145,421      $14,054,937       $1,729,875       $15,974,545
                                                              ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                         537,723          376,091           55,840           619,782
Units redeemed                                                     (43,603)         (21,895)          (4,662)          (43,190)
Units transferred                                                   60,084           52,775           13,485           427,170
                                                              ----------------------------------------------------------------
Increase in units outstanding                                      554,204          406,971           64,663         1,003,762
Beginning units                                                    463,440          258,234          120,153           160,820
                                                              ----------------------------------------------------------------
Ending units                                                     1,017,644          665,205          184,816         1,164,582
                                                              ================================================================

                                                              International
                                                               Diversified           Global        Aggressive
                                                                  Equities         Equities            Growth
                                                                 Portfolio        Portfolio         Portfolio
                                                              -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $   359,012      $   554,538       $   (81,182)
     Net realized gains (losses) from securities transactions      281,597           75,779           118,595
     Change in net unrealized appreciation/depreciation
     of investments                                             (1,371,454)      (1,899,465)       (1,214,820)
                                                              -----------------------------------------------
     Increase (decrease) in net assets from operations            (730,845)      (1,269,148)       (1,177,407)
                                                              -----------------------------------------------
From capital transactions:
     Net proceeds from units sold                               10,500,385        6,357,054         3,427,880
     Cost of units redeemed                                       (794,529)        (477,519)         (467,004)
     Net transfers                                                (168,007)         797,390          (231,477)
                                                              -----------------------------------------------
     Increase in net assets from capital transactions            9,537,849        6,676,925         2,729,399
                                                              -----------------------------------------------
Increase in net assets                                           8,807,004        5,407,777         1,551,992
Net assets at beginning of period                                8,291,157        4,799,254         4,173,103
                                                              -----------------------------------------------
Net assets at end of period                                    $17,098,161      $10,207,031       $ 5,725,095
                                                              ===============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                         808,866          337,210           291,942
Units redeemed                                                     (60,052)         (25,237)          (39,743)
Units transferred                                                   (6,242)          41,441           (19,974)
                                                              -----------------------------------------------
Increase in units outstanding                                      742,572          353,414           232,225
Beginning units                                                    664,200          266,074           331,531
                                                              -----------------------------------------------
Ending units                                                     1,406,772          619,488           563,756
                                                              ===============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1998
                                   (Continued)

                                                                   Venture        Federated          Alliance          Growth-
                                                                     Value            Value            Growth           Income
                                                                 Portfolio        Portfolio         Portfolio        Portfolio
                                                              ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                                    $    938,186      $    49,437      $  2,096,529     $    886,415
     Net realized gains (losses) from securities transactions       80,640          113,312           304,526           46,547
     Change in net unrealized appreciation/depreciation
     of investments                                             (6,811,102)        (443,350)       (2,054,363)      (2,883,757)
                                                              ----------------------------------------------------------------
     Increase (decrease) in net assets from operations          (5,792,276)        (280,601)          346,692       (1,950,795)
                                                              ----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               39,175,536        6,066,490        28,681,526       27,433,749
     Cost of units redeemed                                     (2,730,211)        (467,695)       (2,061,304)      (1,876,485)
     Net transfers                                               3,136,200          568,079         3,645,544        3,012,374
                                                              ----------------------------------------------------------------
     Increase in net assets from capital transactions           39,581,525        6,166,874        30,265,766       28,569,638
                                                              ----------------------------------------------------------------
Increase in net assets                                          33,789,249        5,886,273        30,612,458       26,618,843
Net assets at beginning of period                               24,884,843        2,946,003        13,780,609       15,468,196
                                                              ----------------------------------------------------------------
Net assets at end of period                                   $ 58,674,092      $ 8,832,276      $ 44,393,067     $ 42,087,039
                                                              ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                       1,733,894          409,276           982,692        1,154,788
Units redeemed                                                    (119,639)         (31,156)          (68,325)         (77,230)
Units transferred                                                  144,279           39,005           126,769          127,347
                                                              ----------------------------------------------------------------
Increase in units outstanding                                    1,758,534          417,125         1,041,136        1,204,905
Beginning units                                                  1,144,284          215,531           541,482          717,459
                                                              ----------------------------------------------------------------
Ending units                                                     2,902,818          632,656         1,582,618        1,922,364
                                                              ================================================================

                                                                     Asset       SunAmerica
                                                                Allocation         Balanced          Utility
                                                                 Portfolio        Portfolio        Portfolio
                                                              ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                                    $  2,225,122     $     96,808      $    46,367
     Net realized gains (losses) from securities transactions       (1,219)          26,755           47,947
     Change in net unrealized appreciation/depreciation
     of investments                                             (4,505,909)         (72,631)         337,140
                                                              ----------------------------------------------
     Increase (decrease) in net assets from operations          (2,282,006)          50,932          431,454
                                                              ----------------------------------------------
From capital transactions:
     Net proceeds from units sold                               20,890,313       10,179,005        3,867,813
     Cost of units redeemed                                     (1,766,204)        (525,888)        (160,104)
     Net transfers                                               2,437,276        1,815,376          976,787
                                                              ----------------------------------------------
     Increase in net assets from capital transactions           21,561,385       11,468,493        4,684,496
                                                              ----------------------------------------------
Increase in net assets                                          19,279,379       11,519,425        5,115,950
Net assets at beginning of period                               11,945,046        3,098,717        1,130,828
                                                              ----------------------------------------------
Net assets at end of period                                   $ 31,224,425     $ 14,618,142      $ 6,246,778
                                                              ==============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                       1,128,513          702,091          285,082
Units redeemed                                                     (95,406)         (36,402)         (11,775)
Units transferred                                                  132,295          122,304           72,387
                                                              ----------------------------------------------
Increase in units outstanding                                    1,165,402          787,993          345,694
Beginning units                                                    649,819          233,752           94,759
                                                              ----------------------------------------------
Ending units                                                     1,815,221        1,021,745          440,453
                                                              ==============================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1998
                                   (Continued)

                                                                  Worldwide       High-Yield           Global         Corporate
                                                                High Income             Bond             Bond              Bond
                                                                  Portfolio        Portfolio        Portfolio         Portfolio
                                                                ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   455,979     $    490,012      $   222,710       $    87,395
     Net realized gains (losses) from securities transactions      (210,035)         (13,700)          24,460            12,609
     Change in net unrealized appreciation/depreciation
     of investments                                              (2,274,316)      (1,429,248)         189,315           191,840
                                                                ---------------------------------------------------------------
     Increase (decrease) in net assets from operations           (2,028,372)        (952,936)         436,485           291,844
                                                                ---------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 3,543,091       12,896,615        2,244,752         7,816,436
     Cost of units redeemed                                        (541,415)        (647,889)        (347,483)         (447,469)
     Net transfers                                                 (421,253)      (1,525,504)         827,808           667,899
                                                                ---------------------------------------------------------------
     Increase in net assets from capital transactions             2,580,423       10,723,222        2,725,077         8,036,866
                                                                ---------------------------------------------------------------
Increase in net assets                                              552,051        9,770,286        3,161,562         8,328,710
Net assets at beginning of period                                 4,690,503        5,002,273        2,116,487         1,474,409
                                                                ---------------------------------------------------------------
Net assets at end of period                                     $ 5,242,554     $ 14,772,559      $ 5,278,049       $ 9,803,119
                                                                ===============================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                          216,761          843,632          166,389           607,213
Units redeemed                                                      (34,876)         (42,750)         (25,043)          (34,676)
Units transferred                                                   (35,281)        (101,378)          61,001            51,641
                                                                ---------------------------------------------------------------
Increase in units outstanding                                       146,604          699,504          202,347           624,178
Beginning units                                                     279,672          341,232          163,409           119,358
                                                                ---------------------------------------------------------------
Ending units                                                        426,276        1,040,736          365,756           743,536
                                                                ===============================================================

                                                                 "Dogs" of             Cash
                                                               Wall Street       Management
                                                                 Portfolio        Portfolio             TOTAL
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $   (27,459)     $   256,618      $ 11,539,438
     Net realized gains (losses) from securities transactions       (8,980)           2,002         1,060,616
     Change in net unrealized appreciation/depreciation
     of investments                                               (636,103)          89,304       (29,779,739)
                                                               ----------------------------------------------
     Increase (decrease) in net assets from operations            (672,542)         347,924       (17,179,685)
                                                               ----------------------------------------------
From capital transactions:
     Net proceeds from units sold                                7,007,950       28,022,036       247,588,724
     Cost of units redeemed                                        (88,902)      (3,429,704)      (18,957,833)
     Net transfers                                                 622,580       (9,279,389)       15,266,907
                                                               ----------------------------------------------
     Increase in net assets from capital transactions            7,541,628       15,312,943       243,897,798
                                                               ----------------------------------------------
Increase in net assets                                           6,869,086       15,660,867       226,718,113
Net assets at beginning of period                                        0        5,912,439       128,831,444
                                                               ----------------------------------------------
Net assets at end of period                                    $ 6,869,086      $21,573,306      $355,549,557
                                                               ==============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Units sold                                                         731,470        2,415,925
Units redeemed                                                      (9,598)        (295,110)
Units transferred                                                   65,573         (808,419)
                                                               ----------------------------
Increase in units outstanding                                      787,445        1,312,396
Beginning units                                                          0          520,152
                                                               ----------------------------
Ending units                                                       787,445        1,832,548
                                                               ============================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997



                                                                                                                       Government
                                                                       Capital                           Natural              and
                                                                  Appreciation           Growth        Resources     Quality Bond
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                $    711,551     $    487,679     $     82,518     $    114,093
      Net realized gains (losses) from securities transactions          23,883           22,876            2,601            6,279
      Change in net unrealized appreciation/depreciation
      of investments                                                   853,879          198,019           39,284          (33,592)
                                                                 ----------------------------------------------------------------

      Increase (decrease) in net assets from operations              1,589,313          708,574          124,403           86,780
                                                                 ----------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                   7,027,360        4,377,400        1,356,261        1,770,713
      Cost of units redeemed                                          (232,031)        (107,745)         (86,485)         (32,440)
      Net transfers                                                  1,662,856          196,072          201,683          162,076
                                                                 ----------------------------------------------------------------

      Increase in net assets from capital transactions               8,458,185        4,465,727        1,471,459        1,900,349
                                                                 ----------------------------------------------------------------

Increase in net assets                                              10,047,498        5,174,301        1,595,862        1,987,129
Net assets at beginning of period                                      209,948           76,218           13,382           13,239
                                                                 ----------------------------------------------------------------

Net assets at end of period                                       $ 10,257,446     $  5,250,519     $  1,609,244     $  2,000,368
                                                                 ================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                             382,875          250,825          109,778          148,827
Units redeemed                                                         (12,483)          (5,821)          (6,972)          (2,736)
Units transferred                                                       81,126            8,170           16,190           13,578
                                                                 ----------------------------------------------------------------

Increase in units outstanding                                          451,518          253,174          118,996          159,669
Beginning units                                                         11,922            5,060            1,157            1,151
                                                                 ----------------------------------------------------------------

Ending units                                                           463,440          258,234          120,153          160,820
                                                                 ================================================================


                                                                  International
                                                                    Diversified           Global       Aggressive
                                                                       Equities         Equities           Growth
                                                                      Portfolio        Portfolio        Portfolio
                                                                  -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                 $     66,694     $     54,515     $    (24,483)
      Net realized gains (losses) from securities transactions           22,824             (865)          14,785
      Change in net unrealized appreciation/depreciation
      of investments                                                    459,505          405,206          740,381
                                                                  -----------------------------------------------

      Increase (decrease) in net assets from operations                 549,023          458,856          730,683
                                                                  -----------------------------------------------

From capital transactions:
      Net proceeds from units sold                                    6,822,655        3,904,269        3,053,564
      Cost of units redeemed                                           (151,178)        (184,417)        (103,579)
      Net transfers                                                   1,033,461          531,078          449,604
                                                                  -----------------------------------------------

      Increase in net assets from capital transactions                7,704,938        4,250,930        3,399,589
                                                                  -----------------------------------------------

Increase in net assets                                                8,253,961        4,709,786        4,130,272
Net assets at beginning of period                                        37,196           89,468           42,831
                                                                  -----------------------------------------------

Net assets at end of period                                        $  8,291,157     $  4,799,254     $  4,173,103
                                                                  ===============================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                              586,540          238,970          297,312
Units redeemed                                                          (13,090)         (11,061)          (9,689)
Units transferred                                                        87,398           31,942           39,595
                                                                  -----------------------------------------------

Increase in units outstanding                                           660,848          259,851          327,218
Beginning units                                                           3,352            6,223            4,313
                                                                  -----------------------------------------------

Ending units                                                            664,200          266,074          331,531
                                                                  ===============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                                                                       Venture        Federated         Alliance          Growth-
                                                                         Value            Value           Growth           Income
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                $     (1,647)    $    (15,958)    $    137,459     $    132,705
      Net realized gains (losses) from securities transactions          68,300           14,044           40,755           23,906
      Change in net unrealized appreciation/depreciation
      of investments                                                 3,837,212          380,266        1,822,288        1,838,381
                                                                 ----------------------------------------------------------------

      Increase (decrease) in net assets from operations              3,903,865          378,352        2,000,502        1,994,992
                                                                 ----------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                  18,370,104        1,977,247       10,243,172       11,509,347
      Cost of units redeemed                                          (765,662)         (73,545)        (264,926)        (305,882)
      Net transfers                                                  3,014,741          585,873        1,736,280        2,216,924
                                                                 ----------------------------------------------------------------

      Increase in net assets from capital transactions              20,619,183        2,489,575       11,714,526       13,420,389
                                                                 ----------------------------------------------------------------

Increase in net assets                                              24,523,048        2,867,927       13,715,028       15,415,381
Net assets at beginning of period                                      361,795           78,076           65,581           52,815
                                                                 ----------------------------------------------------------------

Net assets at end of period                                       $ 24,884,843     $  2,946,003     $ 13,780,609     $ 15,468,196
                                                                 ================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                           1,000,913          166,367          474,207          622,585
Units redeemed                                                         (39,966)          (6,149)         (11,977)         (15,769)
Units transferred                                                      158,975           47,561           75,425          107,128
                                                                 ----------------------------------------------------------------

Increase in units outstanding                                        1,119,922          207,779          537,655          713,944
Beginning units                                                         24,362            7,752            3,827            3,515
                                                                 ----------------------------------------------------------------

Ending units                                                         1,144,284          215,531          541,482          717,459
                                                                 ================================================================


                                                                          Asset       SunAmerica
                                                                     Allocation         Balanced          Utility
                                                                      Portfolio        Portfolio        Portfolio
                                                                  -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                 $    271,724     $    (14,330)    $     (3,089)
      Net realized gains (losses) from securities transactions           (6,114)           9,345            4,113
      Change in net unrealized appreciation/depreciation
      of investments                                                  1,030,705          338,855           88,400
                                                                  -----------------------------------------------

      Increase (decrease) in net assets from operations               1,296,315          333,870           89,424
                                                                  -----------------------------------------------

From capital transactions:
      Net proceeds from units sold                                    9,752,942        2,497,631          830,951
      Cost of units redeemed                                           (273,390)        (102,332)         (53,039)
      Net transfers                                                   1,151,044          333,001          250,501
                                                                  -----------------------------------------------

      Increase in net assets from capital transactions               10,630,596        2,728,300        1,028,413
                                                                  -----------------------------------------------

Increase in net assets                                               11,926,911        3,062,170        1,117,837
Net assets at beginning of period                                        18,135           36,547           12,991
                                                                  -----------------------------------------------

Net assets at end of period                                        $ 11,945,046     $  3,098,717     $  1,130,828
                                                                  ===============================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                              593,296          210,925           75,924
Units redeemed                                                          (15,932)          (8,411)          (4,655)
Units transferred                                                        71,145           27,704           22,180
                                                                  -----------------------------------------------

Increase in units outstanding                                           648,509          230,218           93,449
Beginning units                                                           1,310            3,534            1,310
                                                                  -----------------------------------------------

Ending units                                                            649,819          233,752           94,759
                                                                  ===============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                                                                    Worldwide      High-Yield          Global
                                                                  High Income            Bond            Bond
                                                                    Portfolio       Portfolio       Portfolio
                                                                 --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                                       $    78,864     $    80,914     $    67,445
      Net realized gains (losses) from securities transactions         10,536           6,652          (1,104)
      Change in net unrealized appreciation/depreciation
      of investments                                                  409,145         294,364          34,698
                                                                 --------------------------------------------

      Increase (decrease) in net assets from operations               498,545         381,930         101,039
                                                                 --------------------------------------------

From capital transactions:
      Net proceeds from units sold                                  3,660,170       4,526,083       1,751,422
      Cost of units redeemed                                         (177,166)       (118,488)        (31,827)
      Net transfers                                                   581,847         194,575         270,417
                                                                 --------------------------------------------

      Increase in net assets from capital transactions              4,064,851       4,602,170       1,990,012
                                                                 --------------------------------------------

Increase in net assets                                              4,563,396       4,984,100       2,091,051
Net assets at beginning of period                                     127,107          18,173          25,436
                                                                 --------------------------------------------

Net assets at end of period                                       $ 4,690,503     $ 5,002,273     $ 2,116,487
                                                                 ============================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                            243,868         334,678         141,881
Units redeemed                                                        (11,396)         (8,682)         (2,529)
Units transferred                                                      37,855          13,796          21,909
                                                                 --------------------------------------------

Increase in units outstanding                                         270,327         339,792         161,261
Beginning units                                                         9,345           1,440           2,148
                                                                 --------------------------------------------

Ending units                                                          279,672         341,232         163,409
                                                                 ============================================


                                                                   Corporate             Cash
                                                                        Bond       Management
                                                                   Portfolio        Portfolio             TOTAL
                                                                -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                                      $    17,430     $    101,268     $   2,345,352
      Net realized gains (losses) from securities transactions         1,060          (21,181)          242,695
      Change in net unrealized appreciation/depreciation
      of investments                                                  49,800           35,377        12,822,173
                                                                -----------------------------------------------

      Increase (decrease) in net assets from operations               68,290          115,464        15,410,220
                                                                -----------------------------------------------

From capital transactions:
      Net proceeds from units sold                                 1,270,998       15,025,668       109,727,957
      Cost of units redeemed                                         (15,968)        (603,744)       (3,683,844)
      Net transfers                                                  111,561       (8,758,198)        5,925,396
                                                                -----------------------------------------------

      Increase in net assets from capital transactions             1,366,591        5,663,726       111,969,509
                                                                -----------------------------------------------

Increase in net assets                                             1,434,881        5,779,190       127,379,729
Net assets at beginning of period                                     39,528          133,249         1,451,715
                                                                -----------------------------------------------

Net assets at end of period                                      $ 1,474,409     $  5,912,439     $ 128,831,444
                                                                ===============================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
      OUTSTANDING:
Units sold                                                           107,792        1,342,457
Units redeemed                                                        (1,348)         (53,984)
Units transferred                                                      9,389         (780,464)
                                                                -----------------------------------------------

Increase in units outstanding                                        115,833          508,009
Beginning units                                                        3,525           12,143
                                                                -----------------------------------------------

Ending units                                                         119,358          520,152
                                                                ===============================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS


1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Annuity Account Four of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of twenty variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the sixteen currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (collectively referred to as the "Trusts") are diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the trusts. The participant may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty Variable Accounts and do not include balances allocated to the General Account.

        The Variable Accounts became initially available for sale on August 19, 1996. The inception dates for the twenty individual Portfolios were as follows: August 27, 1996 for the Capital Appreciation, Global Equities, Venture Value and Worldwide High Income Portfolios; August 29, 1996 for the Aggressive Growth Portfolio; September 4, 1996 for the Global Bond Portfolio; September 5, 1996 for the Cash Management Portfolio; September 6, 1996 for the Growth, Federated Value and Growth-Income Portfolios; September 12, 1996 for the Natural Resources, International Diversified Equities and Alliance Growth Portfolios; September 16, 1996 for the Government and Quality Bond, Asset Allocation, SunAmerica Balanced and Utility Portfolios; September 23, 1996 for the High-Yield Bond and Corporate Bond Portfolios; and April 1, 1998 for the "Dogs" of Wall Street Portfolio.

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

        The GROWTH PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks a relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investors Service, Inc. or rated AA or better by Standard & Poor's Corporation.

        Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

        The investment objectives and policies of the sixteen portfolios of the SunAmerica Trust are summarized below:

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests in accordance with country weightings as determined by the subadvisor in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of small capitalization growth companies.

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of small capitalization growth companies.

        The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in the securities of high quality companies.


        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.


        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and / or dividends.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with the preservation of capital over the long-term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less), in any combination.

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds.

        The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests in investment grade fixed-income securities.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the Standard & Poor's 400 Industrials.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.


2.      CHARGES AND DEDUCTIONS

        There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the participant or upon annuitization; however it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the participant and to provide both a standard and an enhanced death benefit if the participant dies prior to the date annuity payments begin. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the current charges.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The distribution expense charge is for all expenses associated with the distribution of the contract.

2.      CHARGES AND DEDUCTIONS (continued)

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA  TRUST

        The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended September 30, 1998 consist of the following:

                                                   Cost of Shares           Proceeds from
        Variable Account                                 Acquired             Shares Sold
        -------------------------------------      --------------           -------------
        ANCHOR TRUST
        Capital Appreciation Portfolio             $   18,603,953           $    4,130,404
        Growth Portfolio                               12,633,283                2,873,238
        Natural Resources Portfolio                     1,185,245                  414,101
        Government & Quality Bond Portfolio            15,148,114                1,534,615

        SUNAMERICA TRUST
        International Diversified Equities
            Portfolio                                  67,992,779               58,095,919
        Global Equities Portfolio                       8,941,235                1,709,770
        Aggressive Growth Portfolio                     5,060,922                2,412,706
        Venture Value Portfolio                        42,047,439                1,527,727
        Federated Value Portfolio                       7,328,060                1,111,749
        Alliance Growth Portfolio                      36,384,650                4,022,355
        Growth-Income Portfolio                        30,577,209                1,121,157
        Asset Allocation Portfolio                     25,834,622                2,048,115
        SunAmerica Balanced Portfolio                  11,922,684                  357,383
        Utility Portfolio                               5,374,554                  643,692
        Worldwide High Income Portfolio                 4,729,270                1,692,867
        High-Yield Bond Portfolio                      15,188,103                3,974,869
        Global Bond Portfolio                           4,695,496                1,747,708
        Corporate Bond Portfolio                        8,771,791                  647,530
        "Dogs" of Wall Street Portfolio                 7,736,293                  222,124
        Cash Management Portfolio                  $   66,664,614            $  51,095,052
                                                   ==============           ==============

4.      FEDERAL INCOME TAXES

The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION
                           --------------------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

(a)      Financial Statements
         --------------------

         The following financial statements are included in Part A of the Registration Statement:

         None.


         The following financial statements are included in Part B of the Registration Statement:
         Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1998

         Financial Statements of Variable Annuity Account Four for the fiscal year ended September 30, 1998


 (b)     Exhibits
         --------


         (1)  Resolutions Establishing Separate Account ..  *
         (2)  Custody Agreement ..........................  Not Applicable
         (3)  (a) Form of Distribution Contract ..........  *
              (b) Form of Selling Agreement ..............  *
         (4)  Variable Annuity Contract ..................  *
         (5)  Application for Contract ...................  *
         (6)  Depositor - Corporate Documents
              (a) Certificate of Incorporation ...........  *
              (b) By-Laws.................................  *
         (7)  Reinsurance Contract .......................  Not Applicable
         (8)  Form of Fund Participation Agreement .......  *
         (9)  Opinion of Counsel .........................  *
              Consent of Counsel..........................  *
         (10) Consent of Accountants......................  Filed Herewith
         (11) Financial Statements Omitted from Item 23 ..  None
         (12) Initial Capitalization Agreement ...........  Not Applicable
         (13) Performance Computations ...................  Not Applicable
         (14) Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant ......  Previously Filed in
                                                            Registration
                                                            No. 001-08787,
                                                            Form 10K on
                                                            March 30, 1998
         (15) Powers of Attorney..........................  *
         (27) Financial Data Schedules ...................  Not Applicable

* Previously Filed in Post-Effective Amendment Number 3 & 4 to this Registration Statement.


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

         Name                               Position
         ----                               ---------
         Eli Broad                      Chairman, President and Chief Executive
                                        Officer
         Peter McMillan                 Director
         Jay S. Wintrob                 Director and Executive Vice President
         James R. Belardi               Director and Senior Vice President
         Scott L. Robinson              Director and Senior Vice President
         Jana W. Greer                  Director and Senior Vice President
         James W. Rowan                 Director and Senior Vice President
         Susan L. Harris                Director, Senior Vice President and
                                        Secretary
         N. Scott Gillis                Senior Vice President and Controller
         Edwin R. Reoliquio             Senior Vice President and Chief Actuary
         Victor E. Akin                 Senior Vice President
         David Bechtel                  Vice President and Treasurer
         J. Franklin Grey               Vice President
         Keith B. Jones                 Vice President
         Michael L. Lindquist           Vice President
         Edward P. Nolan(1)             Vice President
         Gregory M. Outcalt             Vice President
         Scott H. Richland              Vice President

------------
(1)  88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
----------------------------------------------------------------------


         The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14.



Item 27.  Number of Contract Owners
-----------------------------------

         As of September 30, 1998, the number of Contracts funded by Variable Annuity Account Four of Anchor National Life Insurance Company was 5331 of which 1493 were Qualified Contracts and 3838 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------

         None.


Item 29.  Principal Underwriter
-------------------------------

         SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                       Position with Distributor
         ----                       -------------------------
         J. Steven Neamtz                   Director & President
         Robert M. Zakem                    Director, Executive Vice President,
                                            General Counsel & Assistant Secretary
         Peter Harbeck                      Director
         Gary W. Krat                       Director
         Debbie Petash-Turner               Controller
         Per Furmark                        Vice President
         James Nichols                      Vice President
         Susan L. Harris                    Secretary

                      Net Distribution               Compensation on
  Name of               Discounts and                 Redemption or             Brokerage
Distributor              Commissions                  Annuitization             Commissions          Commissions*
-----------           ----------------               ----------------           -----------          ------------
SunAmerica Capital    None                             None                       None                  None
 Services, Inc.

----------------
*Distribution fee is paid by Anchor National Life Insurance Company.


SunAmerica Capital Services, Inc. also acts as the principal underwriter:

    - Variable Separate Account
    - Variable Annuity Account One
    - Presidential Variable Account One
    - FS Variable Separate Account
    - FS Variable Annuity Account One
    - Variable Annuity Account Five
    - Variable Annuity Account Seven
    - SunAmerica Income Funds
    - SunAmerica Equity Funds
    - SunAmerica Money Market Funds, Inc.
    - Style Select Series, Inc.

and will serve as principal underwriter for SunAmerica Strategic Investment Series, Inc. which is currently in registration.


Item 30.   Location of Accounts and Records
-------------------------------------------

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles,

         California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

         Not Applicable.

Item 32.  Undertakings
----------------------

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Representation
-----------------------

         A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

              1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

              2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

              3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

              4.  Obtain from each plan participant who purchases a
                  Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
                  (1) the restrictions on redemption imposed by
                  Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of January, 1999.


                           VARIABLE ANNUITY ACCOUNT FOUR
                                    (Registrant)

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                           By: /s/ JAY S. WINTROB
                              -----------------------------------------
                                   Jay S. Wintrob
                                   Executive Vice President

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                               (Depositor, on behalf of itself and Registrant)


                           By: /s/ JAY S. WINTROB
                              -------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                  TITLE                            DATE
---------                  -----                            ----
ELI BROAD*                 President, Chief
--------------------       Executive Officer and
Eli Broad                  Chairman  of the Board
                           (Principal Executive
                               Officer)


SCOTT L. ROBINSON*         Senior Vice President
--------------------           and Director
Scott L. Robinson          (Principal Financial
                               Officer)


N. SCOTT GILLIS*           Senior Vice President
--------------------           and Controller
N. Scott Gillis            (Principal Accounting
                               Officer)


JAMES R. BELARDI*          Director
--------------------
James R. Belardi



JANA W. GREER*             Director
--------------------
Jana W. Greer


/s/ SUSAN L. HARRIS        Director                         January 29, 1999
--------------------
Susan L. Harris

SIGNATURE                       TITLE                            DATE
---------                       -----                            ----


PETER MCMILLAN*                Director
--------------------
Peter McMillan


JAY S. WINTROB*                Director
--------------------
Jay S. Wintrob


JAMES W. ROWAN*                Director
---------------------
James W. Rowan




* By: /s/ SUSAN L. HARRIS      Attorney-in-Fact
     ----------------------
        Susan L. Harris


Date:  January 29, 1999

                           EXHIBIT INDEX
                           -------------

Exhibit           Description
-------           -----------
(4)
(5)
(10)